Long-Term Loans from Shareholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-Term Loans from Shareholders [Abstract]
Repayments of shareholders loans		$ 23,529
Loans maturity date	Dec. 31, 2019